CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 224,292	¥ 242,566	¥ 142,562
Cumulative translation adjustments:
Cumulative translation adjustments	(77,067)	(6,764)	(68,237)
Deferred income taxes	14,263	1,073	(12,856)
Total	(62,804)	(5,691)	(81,093)
Defined benefit pension plans:
Pension liability adjustment	(10,124)	(11,340)	(26,074)
Deferred income taxes	3,307	3,645	8,153
Total	(6,817)	(7,695)	(17,921)
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(38,717)	(9,225)	(1,492)
Deferred income taxes	12,216	2,625	81
Total	(26,501)	(6,600)	(1,411)
Own credit adjustments:
Own credit adjustments	(2,867)	(14,696)
Deferred income taxes	383	1,963
Total	(2,484)	(12,733)
Total other comprehensive income (loss)	(98,606)	(32,719)	(100,425)
Comprehensive income	125,686	209,847	42,137
Less: Comprehensive income attributable to noncontrolling interests	(649)	852	9,346
Comprehensive income attributable to NHI shareholders	¥ 126,335	¥ 208,995	¥ 32,791